Income Taxes (Schedule Of Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Current taxes, Foreign	$ 124	$ (2)	$ (2)
Current taxes, Domestic	57	70
Total current income taxes	181	68	(2)
Deferred taxes, Foreign	(942)	(357)	(270)
Deferred taxes, Domestic	136	(1,028)	(826)
Total deferred income taxes	(806)	(1,385)	(1,096)
Total income tax benefit	$ (625)	$ (1,317)	$ (1,098)